Operating Segment Data - Summary of Goodwill and Identifiable Assets of Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		$ 390,655		$ 336,872	$ 224,303
Identifiable Assets	[1]	929,083		1,098,701
Depreciation and Amortization		55,958		42,875	34,302
Ergobaby
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		41,664		41,664	41,664
FOX
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		0		0	31,924
Liberty
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		32,828		32,828	32,684
Manitoba Harvest
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		52,673		0	0
ACI
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		58,019		57,615	57,615
Clean Earth Holdings
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		111,339		110,633	0
Sterno Candle Lamp
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		33,716		33,716	0
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets	[1]	578,954		526,632
Depreciation and Amortization		52,320		39,249	30,683
Operating Segments | Ergobaby
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets	[1]	62,436		65,309
Depreciation and Amortization		3,475		3,832	3,686
Operating Segments | FOX
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets		0	[1]	0
Depreciation and Amortization		0		4,785	7,759
Operating Segments | Liberty
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets	[1]	31,395		34,139
Depreciation and Amortization		3,518		6,250	6,173
Operating Segments | Manitoba Harvest
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets	[1]	88,541
Depreciation and Amortization		5,192
Operating Segments | ACI
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets	[1]	17,275		19,334
Depreciation and Amortization		2,996		4,606	4,930
Operating Segments | Arnold Magnetics
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets	[1]	72,310		77,610
Depreciation and Amortization	[2]	8,766		8,528	8,135
Operating Segments | Clean Earth Holdings
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets		185,087	[1]	203,939
Depreciation and Amortization		20,410		6,605
Operating Segments | Sterno Candle Lamp
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets		121,910	[1]	126,301
Depreciation and Amortization		7,963		4,643
Reconciliation of Segment to Consolidated | Amortization of Debt Issuance Costs and Original Issue Discount [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Depreciation and Amortization		2,883		3,125	3,366
Reconciliation of Segment to Consolidated | Corporate and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets	[1]	318,534		255,538
Depreciation and Amortization		$ 755		501	$ 253
Discontinued Operations, Disposed of by Sale
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable Assets				$ 316,531

[1]	Identifiable Assets Depreciation and Amortization December 31 Year ended December 31, 2015 (1) 2014 (1) 2015 2014 2013Ergobaby $62,436 $65,309 $3,475 $3,832 $3,686FOX — — — 4,785 7,759Liberty 31,395 34,139 3,518 6,250 6,173Manitoba Harvest 88,541 — 5,192 — —ACI 17,275 19,334 2,996 4,606 4,930Arnold Magnetics 72,310 77,610 8,766 8,528 8,135Clean Earth 185,087 203,939 20,410 6,605 —Sterno Products 121,910 126,301 7,963 4,643 —Total 578,954 526,632 52,320 39,249 30,683Reconciliation of segment to consolidated total: Corporate and other identifiable assets 318,534 255,538 755 501 253Assets of discontinued operations 31,595 316,531 — — —Amortization of debt issuance costs and original issue discount — — 2,883 3,125 3,366Total $929,083 $1,098,701 $55,958 $42,875 $34,302(1)Does not include accounts receivable balances per schedu
[2]	ove or goodwill balances.